Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	$ 211	$ 160
Through Profit (Loss)	57	90
Through OCI	3	(30)
Through Equity	0	(9)
Deferred income tax assets	271	211
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	5,902	6,311
Through Profit (Loss)	(509)	(366)
Through OCI	(10)	(37)
Through Equity	0	(6)
Deferred tax liabilities	5,383	5,902
Net operating loss carryforwards
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	190	139
Through Profit (Loss)	57	54
Through OCI	0	(3)
Through Equity	0	0
Deferred income tax assets	247	190
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(642)	(750)
Through Profit (Loss)	(408)	111
Through OCI	12	3
Through Equity	0	(6)
Deferred tax liabilities	(1,038)	(642)
Property, plant and equipment
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	(144)	(130)
Through Profit (Loss)	(22)	(13)
Through OCI	(2)	(1)
Through Equity	0	0
Deferred income tax assets	(168)	(144)
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	7,101	7,402
Through Profit (Loss)	294	(232)
Through OCI	(26)	(69)
Through Equity	0	0
Deferred tax liabilities	7,369	7,101
Decommissioning and restoration provisions
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	123	94
Through Profit (Loss)	35	29
Through OCI	0	0
Through Equity	0	0
Deferred income tax assets	158	123
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(637)	(474)
Through Profit (Loss)	(327)	(170)
Through OCI	2	7
Through Equity	0	0
Deferred tax liabilities	(962)	(637)
U.S. alternative minimum tax credits
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	0	(38)
Through Profit (Loss)		37
Through OCI		1
Through Equity		0
Deferred tax liabilities		0
Unrealized foreign exchange
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(116)	(146)
Through Profit (Loss)	11	4
Through OCI	17	26
Through Equity	0	0
Deferred tax liabilities	(88)	(116)
Withholding taxes
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	91	104
Through Profit (Loss)	6	(8)
Through OCI	(2)	(5)
Through Equity	0	0
Deferred tax liabilities	95	91
Inventories
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	91	97
Through Profit (Loss)	19	(5)
Through OCI	0	(1)
Through Equity	0	0
Deferred tax liabilities	110	91
Other temporary differences
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	42	57
Through Profit (Loss)	(13)	20
Through OCI	5	(26)
Through Equity	0	(9)
Deferred income tax assets	34	42
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	14	116
Through Profit (Loss)	(104)	(103)
Through OCI	(13)	1
Through Equity	0	0
Deferred tax liabilities	(103)	14
Previously Reported
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	211
Deferred income tax assets		211
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	5,902
Deferred tax liabilities		5,902
Previously Reported | Net operating loss carryforwards
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	190
Deferred income tax assets		190
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(642)
Deferred tax liabilities		(642)
Previously Reported | Property, plant and equipment
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	(144)
Deferred income tax assets		(144)
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	7,101
Deferred tax liabilities		7,101
Previously Reported | Decommissioning and restoration provisions
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	123
Deferred income tax assets		123
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(637)
Deferred tax liabilities		(637)
Previously Reported | Unrealized foreign exchange
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	(116)
Deferred tax liabilities		(116)
Previously Reported | Withholding taxes
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	91
Deferred tax liabilities		91
Previously Reported | Inventories
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	91
Deferred tax liabilities		91
Previously Reported | Other temporary differences
Deferred Income Tax Assets [Abstract]
Deferred income tax assets	42
Deferred income tax assets		42
Deferred Income Tax Liabilities [Abstract]
Deferred tax liabilities	$ 14
Deferred tax liabilities		$ 14